FAIR VALUE MEASUREMENTS - Assets measured at fair value on a non-recurring basis (Details)	Dec. 31, 2024
Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Rates used	0.086
Unobservable inputs (Level 3) | Revenue growth rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Rates used	0
Unobservable inputs (Level 3) | Revenue growth rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Rates used	0.38